Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended		15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000256275
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Arm Holdings PLC ADRhedged™ ($9,547)
C000256274
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ASML Holding NV ADRhedged™ ($14,491)
C000192678
Average Annual Return [Line Items]
Line Graph and Table Measure Name			AstraZeneca PLC ADRhedged™ ($11,692)
C000192680
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BP p.l.c. ADRhedged™ ($10,965)
C000192683
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GSK plc ADRhedged™ ($13,834)
C000192684
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HSBC Holdings plc ADRhedged™ ($17,496)
C000192669
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Novo Nordisk AS (B Shares) ADRhedged™ ($5,597)
C000192674
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SAP SE ADRhedged™ ($8,867)
C000192671
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Shell plc ADRhedged™ ($10,930)
C000256267
Average Annual Return [Line Items]
Line Graph and Table Measure Name			STMicroelectronics NV ADRhedged™ ($10,374)
C000192676
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Toyota Motor Corporation ADRhedged™ ($12,905)
Without Sales Load [Member] | C000256275
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.54%)
Without Sales Load [Member] | C000256274
Average Annual Return [Line Items]
Average Annual Return, Percent	44.91%
Without Sales Load [Member] | C000192678
Average Annual Return [Line Items]
Average Annual Return, Percent			31.30%	13.42%
Without Sales Load [Member] | C000192680
Average Annual Return [Line Items]
Average Annual Return, Percent		9.65%
Without Sales Load [Member] | C000192683
Average Annual Return [Line Items]
Average Annual Return, Percent		38.35%
Without Sales Load [Member] | C000192684
Average Annual Return [Line Items]
Average Annual Return, Percent			54.36%	56.95%
Without Sales Load [Member] | C000192669
Average Annual Return [Line Items]
Average Annual Return, Percent		(44.03%)
Without Sales Load [Member] | C000192674
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.33%)
Without Sales Load [Member] | C000192671
Average Annual Return [Line Items]
Average Annual Return, Percent			13.01%	7.43%
Without Sales Load [Member] | C000256267
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%
Without Sales Load [Member] | C000192676
Average Annual Return [Line Items]
Average Annual Return, Percent	29.05%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	16.54%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	16.54%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%	16.54%